Organization and principal activities	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Organization and principal activities
1.	Organization and principal activities
(a)	Nature of operations

Pintec Technology Holdings Limited (the “Company” or “Pintec”) is principally engaged in the operation of an online technology platform enabling financial services (the “Pintec Business”) in the People’s Republic of China (the “PRC” or “China”). The financial services enabled by the Company’s technology platform include: (i) a lending solution for borrowers who have business installment loan request, (ii) a wealth management and insurance product distribution solution for asset management and insurance companies respectively to facilitate the sales of their products and (iii) risk model building and risk control assessment to the enterprise customer based on its own or legally authorized database resources. Historically, the Company also provided (iv) assistance for borrowers to obtain loans from third party investors and certain financial partners and (v) a lending solution for borrowers who want to finance their on-line purchases or who have personal installment loan requests. The Company was incorporated in the Cayman Islands on March 2, 2017 as an exempted company with limited liability.

(b)	Major subsidiaries and VIEs

As of December 31, 2024, the Company’s principal subsidiaries, consolidated VIEs and subsidiaries of VIEs (collectively the “Group”) are as follows.

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
The Company:

Pintec Technology Holdings Limited (“Pintec”)	March 2, 2017	The Cayman Islands		Investment holding

Wholly owned subsidiaries:

Qilehui Credit Information Co., Ltd (“Qilehui”)	August 31, 2020	The PRC	100%	Corporate credit investigation and risk control services

Aixin Times (Beijing) Enterprise Management Co., Ltd.	April 13, 2023	The PRC	100%	Investment holding

VIEs and VIEs subsidiaries (referred to as “Pintec Operating Entities”):

Beijing Hongdian Fund Distributor Co., Ltd. (“Beijing Hongdian”)	April 13, 2015	The PRC	100%	Wealth management solution business

Shanghai Anquying Technology Co., Ltd. (“Shanghai Anquying”)	November 16, 2015	The PRC	100%	Lending solution business

Myfin Insurance Broker Co., Ltd (“Myfin Insurance”)	December 17, 2015	The PRC	60%	Insurance solution business

Anquying (Tianjin) Technology Co., Ltd. (“Tianjin Anquying”)	January 29, 2016	The PRC	100%	Lending solution business

Xuanji Intelligence (Beijing) Technology Co., Ltd. (“Beijing Xuanji”)	May 31, 2016	The PRC	100%	Lending solution business

Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd. (“Shenzhen Minheng”)	June 30, 2016	The PRC	100%	Lending solution business and installment service

Pintec Jinke (Beijing) Technology Information Co., Ltd., (formerly known as Hezi (Beijing) Consultants Co., Ltd) (“Beijing Jinke”)	January 3, 2017	The PRC	100%	Wealth management solution business

1.	Organization and principal activities (Continued)

(b)Major subsidiaries and VIEs (Continued)

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
Ganzhou Dumiao Intelligence Technology Co., Ltd (formerly known as Anquying (Ganzhou) Technology Co., Ltd.) (“Ganzhou Anquying”)	May 27, 2017	The PRC	100%	Lending solution business and risk control services

Beijing Xinshun Dingye Technology Co., Ltd. (“Xinshundingye”)	January 30, 2019	The PRC	100%	Wealth management solution business

Ganzhou Aixin Network Micro Finance Co., Ltd, (formerly known as Ganzhou Jimu Micro Finance Co., Ltd.) (“Ganzhou Micro Finance”)	March 21, 2019	The PRC	100%	Installment service

Pintec Yunke (Ganzhou) Technology Information Co., Ltd. (“Pintec Yunke”)	May 9, 2019	The PRC	100%	Lending solution business

(c)	Variable interest entities

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content, the Group operates its websites and carries out other restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain current or former management members family members of founders as nominee shareholders. The Group obtained control over these PRC domestic companies through certain PRC subsidiaries, by entering into a series of contractual arrangements with these PRC domestic companies and their nominee shareholders. To comply with PRC laws and regulations which prohibit or restrict foreign ownership of internet content, the nominee shareholders are legal owners of an entity. However, the rights of those nominee shareholders have been transferred to the Group’s relevant PRC subsidiaries through such contractual arrangements. These contractual arrangements include exclusive option agreements, exclusive business cooperation agreements, equity pledge agreement and powers of attorney. Management concluded that the Group’s relevant PRC subsidiaries, through the contractual arrangements, have the power to direct the activities that most significantly impact economic performance of these PRC domestic companies, bear the risks of and enjoy the rewards normally associated with ownership of these PRC domestic companies. Therefore, these PRC domestic companies are VIEs of the Group’s relevant PRC subsidiaries, of which the Company is the ultimate primary beneficiary. As such, the Group consolidated the financial statements of these PRC domestic companies.

The following is a summary of the contractual arrangements that the Company’s subsidiaries entered into with VIEs and their nominee shareholders:

Powers of attorney —Pursuant to the irrevocable power of attorney, the Company’s relevant PRC subsidiaries are authorized by each of the nominee shareholders as their attorney in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, the sale or transfer or pledge or disposition of all or part of the nominee shareholders’ equity interests, and designate and appoint directors, chief executive officers and general manager, and other senior management members of the VIEs. Each power of attorney will remain in force during the period when the nominee shareholder continues to be shareholder of the VIEs. Each nominee shareholder has waived all the rights which have been authorized to the Company’s relevant PRC subsidiaries under each power of attorney. The powers of attorney are irrevocable and remain in force continuously upon execution.

1.	Organization and principal activities (Continued)
(c)	Variable interest entities (Continued)

Exclusive business cooperation agreements —The Company’s relevant PRC subsidiaries and the VIEs entered into exclusive business cooperation agreements under which the VIEs engage the Company’s relevant PRC subsidiaries as their exclusive provider of technical services and business consulting services. The VIEs shall pay services fees to the Company’s relevant PRC subsidiaries, which are determined by the Company’s relevant PRC subsidiaries at its sole discretion. The Company’s relevant PRC subsidiaries shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising from the performance of the agreement. During the term of the agreement, the VIEs shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of the Company’s relevant PRC subsidiaries. These agreements will remain in effect for ten years, but can be terminated by the Company’s relevant PRC subsidiaries with 30 days’ advance written notice. These agreements can be extended at the sole discretion of the Company’s relevant PRC subsidiaries.

Equity pledge agreements —Pursuant to the relevant equity pledge agreements, the nominee shareholders of the VIEs have pledged all of their equity interests in the VIEs to the Company’s relevant PRC subsidiaries as collateral for all of the VIEs’ payments due to the Company’s relevant PRC subsidiaries and to secure the VIEs’ obligations under the above agreement. The nominee shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of the Company’s relevant PRC subsidiaries without the Company’s relevant PRC subsidiaries’ written consent. The Company’s relevant PRC subsidiaries are entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, the Company’s relevant PRC subsidiaries as the pledgee, will be entitled to request immediate payment of the unpaid service fee and other amounts due to the Company’s relevant PRC subsidiaries, and/or to dispose of the pledged equity. These equity pledge agreements will remain effective until the variable interest entities and their shareholders discharge all their obligations under the contractual arrangements.

Exclusive option agreements —The nominee shareholders of the VIEs have granted the Company’s relevant PRC subsidiaries the exclusive and irrevocable option to purchase from the nominee shareholders, to the extent permitted under PRC laws and regulations, part or all of their equity interests in these entities for a purchase price equal to the actual capital contribution paid in the registered capital of the VIEs by the nominee shareholders for their equity interests. The Company’s relevant PRC subsidiaries may exercise such option at any time. In addition, the VIEs and their nominee shareholders have agreed that without prior written consent of the Company’s relevant PRC subsidiaries, they shall not sell, transfer, mortgage or dispose of any assets or equity interests of the VIEs or declare any dividend. These agreements will remain effective for ten years and can be extended at the sole discretion of the Company’s relevant PRC subsidiaries.

(d)	Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could, among others:

●	revoke the Group’s business and operating licenses;
●	require the Group to discontinue or restrict its operations;
●	restrict the Group’s right to collect revenues;
●	block the Group’s websites;
●	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

1.Organization and principal activities (Continued)

(d)	Risks in relation to the VIE structure (Continued)
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert effective control over the VIE and their respective shareholders and it may lose the ability to receive economic benefits from the VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIE.

The interests of the shareholders of VIE may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing VIE not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of VIE will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. The Company believes the shareholders of VIE will not act contrary to any of the contractual arrangements and the exclusive option agreements provide The Company with a mechanism to remove the current shareholders of VIE should they act to the detriment of The Company. The Company relies on certain current shareholders of VIE to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of VIE, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The following consolidated financial information of the Group’s VIEs after the elimination of inter-company transactions and balances as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 were included in the Group’s consolidated financial statements as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Total assets	109,966	91,423
Total liabilities	344,185	348,240

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total net revenues	51,536	39,961	30,847
Net loss	(74,607)	(13,469)	(3,910)

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	39,132	24,659	(2,391)
Net cash (used in)/provided by investing activities	(15,446)	36,004	(19,233)
Net cash used in financing activities	(30)	—	—

1.Organization and principal activities (Continued)

(d)	Risks in relation to the VIE structure (Continued)

In accordance with the contractual arrangements, the relevant PRC subsidiaries have the power to direct activities of the Group’s VIEs and VIEs’ subsidiaries, and can transfer assets out of the Group’s VIEs and VIEs’ subsidiaries. No assets of the VIEs and VIEs’ subsidiaries are collateral for the VIEs’ obligations and the Company believes that there are no assets held in consolidated VIEs and VIEs’ subsidiaries that can be used to settle the obligations of the VIE, except for paid-in capital, capital reserve and statutory reserves. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its paid-in capital, capital reserve and statutory reserves, to the Group in the form of loans and advances or cash dividends. As the VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Group for the liabilities of the VIEs and the VIEs’ subsidiaries.

Currently there is no contractual arrangement that could require the relevant PRC subsidiaries or the Group to provide additional financial support to the Group’s VIEs and VIEs’ subsidiaries. As the Group is conducting certain businesses in the PRC through the VIEs and VIEs’ subsidiaries, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

(e)Going Concern

The Group experienced net loss of RMB196,557, RMB81,254 and RMB14,776 for the years ended December 31, 2022, 2023 and 2024, and net cash used in operating activities of RMB10,518 and RMB14,899 for the years ended December 31, 2022 and 2024, respectively, and net cash provided by operating activities of RMB8,611 for the year ended December 31, 2023. As of December 31, 2024, the Company had net current liabilities of RMB398,777. The Group’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Company will be able to reduce or eliminate its net losses for the foreseeable future. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

In order to alleviate the pressure on capital turnover, the Company has reached an agreement with a third-party institution to obtain a line of credit facility with an amount up to US$40 million. Due to the unpredictable future of the capital markets and the industry in which the Company operates, there can be no assurance that the Company will be successful in achieving its budget goals, that the Company’s future capital raising will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or with acceptable terms, if at all. If the Company is unable to raise sufficient financing or events or circumstances occur such that the Company does not meet its budget goals, it may have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives. The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements to support its working capital requirements. The consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainties.